Income Taxes - Components of deferred tax assets and liabilities (Details 5) (10-K) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets, Gross [Abstract]
Net operating losses and tax attributes	$ 5,650,000	$ 3,800,000
Total	6,414,000	4,470,000
Deferred Tax Liabilities, Gross [Abstract]
Valuation allowance	(6,414,000,000)	(447,000,000)
Net deferred tax assets (liabilities)	119,000,000
Net deferred tax assets (liabilities)		148,000,000
OneMain Holdings Inc [Member]
Deferred Tax Assets, Gross [Abstract]
Allowance for loan losses	221,000,000	80,000,000
State taxes, net of federal	42,000,000	22,000,000
Pension/employee benefits	37,000,000	26,000,000
Joint venture	27,000,000	12,000,000
Capital loss carryforward	27,000,000
Net operating losses and tax attributes	16,000,000	19,000,000
Deferred insurance commissions	12,000,000	3,000,000
Acquisition costs	10,000,000
Legal and warranty reserve	6,000,000	10,000,000
Payment protection insurance liability	2,000,000	5,000,000
Other	19,000,000	5,000,000
Total	419,000,000	182,000,000
Deferred Tax Liabilities, Gross [Abstract]
Debt writedown	121,000,000	194,000,000
Impact of tax accounting method change	76,000,000
Discount - debt exchange	20,000,000	23,000,000
Mark-to-market	17,000,000	47,000,000
Other intangible assets	12,000,000	7,000,000
Insurance reserves	11,000,000	10,000,000
Goodwill	5,000,000
Total		5,000,000
Net deferred tax assets (liabilities) before valuation allowance	262,000,000	286,000,000
Valuation allowance	157,000,000	(104,000,000)
Net deferred tax assets (liabilities)	(38,000,000)	(44,000,000)
Net deferred tax assets (liabilities)	$ 119,000,000	$ (148,000,000)